GENERAL - Senior Secured Credit Facility and subordinated Debt (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Oct. 26, 2018 USD ($)
Line of Credit Facility [Line Items]
Stock Issued During Period, Value, New Issues			$ 2,944,000
Gross proceeds of subordinated debt	$ 12,000,000	$ 12,000,000
Subordinated promissory note term		2 years
Consideration unsecured subordinated promissory note		$ 12,000,000	8,240
Outstanding principal of credit Facility		16,270,000
Subordinated Debt		$ 13,637,000
Fortress [Member]
Line of Credit Facility [Line Items]
Initial warrants received by investor | shares		25,000
Additional warrants | shares		75,000
Stock Issued During Period, Shares, New Issues | shares		106,705
Stock Issued During Period, Value, New Issues		$ 200,000
Sale of Stock, Price Per Share | $ / shares		$ 1.87
Credit Facility [Member]
Line of Credit Facility [Line Items]
Unused Fee (as a percent)		0.50%
Original issue discount (as a percent)		2.50%
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)		2.25%
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)		4.50%
Credit Facility [Member] | EBITDA Leverage Ratio Greater Than or Equal to 2.50 Times [Member]
Line of Credit Facility [Line Items]
EBITDA Leverage Ratio		2.50
Credit Facility [Member] | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Line of Credit Facility [Line Items]
Interest Margin		7.00%
EBITDA Leverage Ratio		2.50
Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount				$ 20,000,000
Current borrowing capacity				1,000,000
Gross draw down amount			$ 4,000,000
Incremental Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity				10,000,000
Initial Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity				$ 10,000,000